ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2026
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
SCHEDULE OF SUBSIDIARIES AND VIE

As of March 31, 2026, details of the subsidiaries and VIE of the Company are set out below:

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

SCHEDULE OF ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS

The following table presents the carrying amounts of assets and liabilities for the discontinued operations of Gesoper and Firts in Mexico and Utime India and Do Mobile in India:

	As of March 31,
	2025	2026
	RMB	RMB

Assets classified as discontinued operation	-	-

Liabilities classified as discontinued operation	1,601	1,726

SCHEDULE OF LOSS FROM DISCONTINUED OPERATION IN THE CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

The financial results of these operations are presented as following in the consolidated statement of comprehensive loss.

	Year ended March 31,
	2025	2026
	RMB	RMB

Loss from discontinued operation, net of income taxes	1,596	-
Profit on disposal of discontinued operation	-	-

Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
SCHEDULE OF BALANCE SHEET

	As of March 31,
	2025	2026
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	517	6,654
Restricted Cash	-	288
Accounts receivable, net	-	3,009
Prepaid expenses and other current assets, net	11,640	51,580
Due from related parties	566	32,887
Inventories	6,351	3,832
Prepaid tax	-	3,054
Total current assets	19,074	101,304
Non-current assets
Property, plant and equipment, net	39,599	34,196
Operating lease right-of-use assets, net	1,714	900
Finance lease right-of-use assets, net	2,246	1,660
Intangible assets, net	205	174
Deferred loss on sale-leaseback	605	435
Total non-current assets	44,369	37,365
Total assets	63,443	138,669

Liabilities
Current liabilities
Accounts payable	138,504	101,099
Short-term borrowings	57,600	57,860
Short Term Portion of long term loan	-	5,400
Current portion of government grants	1,812	1,812
Due to related parties	16,949	26,345
Interest payable to related party	-	146
Lease liabilities	4,085	1,203
Other payables and accrued liabilities	64,604	135,337
Current liabilities related to discontinued operations	1,601	1,726
Total current liabilities	285,155	330,928
Non-current liabilities
Long-term borrowings	6,000	4,980
Government grants	2,530	717
Due to related parties	-	13,150
Lease liability - non-current	1,619	416
Total non-current liabilities	10,149	19,263

Total liabilities	295,304	350,191

SCHEDULE OF REVENUE NET LOSS AND CASH FLOWS OF VIE AND SUBSIDIARIES

The table sets forth the revenue, net loss and cash flows of the VIE and subsidiaries of VIE in the table below.

	Year ended March 31,
	2025	2026
	RMB	RMB
Revenue	250,997	196,385
Net loss	(192,162)	(27,088)
Net cash used in operating activities	(392)	(2,953)
Net cash used in investing activities	-	(44)
Net cash provided by financing activities	6,024	4,640